UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lewis E. Antone
Title: Deputy General Counsel and Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Lewis E. Antone           Palo Alto, CA                05/02/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  38
Form 13F Information Table Value Total:  68,900,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                  COM              018490102      4177      58818   SH         Sole                                NONE
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108      1484      25951   SH         Sole                                NONE
AON CORP                      COM              037389103       970      18307   SH         Sole                                NONE
ARCH CHEMICALS INC            COM              03937R102      2005      48219   SH         Sole                                NONE
ARCH COAL INC                 COM              039380100       942      26124   SH         Sole                                NONE
BEMIS INC                     COM              081437105      2893      88161   SH         Sole                                NONE
BON-TON STORES INC            COM              09776J101         7        443   SH         Sole                                NONE
CABLEVISION SYS CORP          CL A SHS         12686C109        84       2419   SH         Sole                                NONE
CARPENTER TECHNOLOGY CORP     COM              144285103      1115      26103   SH         Sole                                NONE
COCA COLA ENTERPRISES INC     COM              191219104      6217     227714   SH         Sole                                NONE
CORELOGIC INC                 COM              21871D103        35       1901   SH         Sole                                NONE
CRANE CO                      COM              224399105      1651      34091   SH         Sole                                NONE
DELTA AIR LINES INC DEL       COM NEW          247361702       214      21833   SH         Sole                                NONE
DOMINION RES INC VA NEW       COM              25746U109     10769     240928   SH         Sole                                NONE
EL PASO CORP                  COM              28336L109      6844     380212   SH         Sole                                NONE
FEDEX CORP                    COM              31428X106      1994      21319   SH         Sole                                NONE
FIFTH THIRD BANCORP           COM              316773100      2348     169049   SH         Sole                                NONE
FIRST AMERN CORP CALIF        COM              318522307        49       2950   SH         Sole                                NONE
GARDNER DENVER INC            COM              365558105      1394      17861   SH         Sole                                NONE
HOSPIRA INC                   COM              441060100      2346      42503   SH         Sole                                NONE
INTERPUBLIC GROUP COS INC     COM              460690100       311      24777   SH         Sole                                NONE
KELLOGG CO                    COM              487836108      1827      33852   SH         Sole                                NONE
KINDER MORGAN INC DEL         COM              49456B101      5648     190559   SH         Sole                                NONE
KULICKE & SOFFA INDS INC      COM              501242101       120      12822   SH         Sole                                NONE
LIBBEY INC                    COM              529898108      1089      65983   SH         Sole                                NONE
MADISON SQUARE GARDEN INC     CL A             55826P100         8        302   SH         Sole                                NONE
MARATHON OIL CORP             COM              565849106      5987     112301   SH         Sole                                NONE
MOVADO GROUP INC              COM              624580106        41       2791   SH         Sole                                NONE
OLD DOMINION FGHT LINES INC   COM              679580100      2435      69389   SH         Sole                                NONE
OLIN CORP                     COM PAR $1       680665205       318      13858   SH         Sole                                NONE
ITT EDUCATIONAL SERVICES INC  COM              45068B109       287       3972   SH         Sole                                NONE
SUN LIFE FINL INC             COM              866796105       316      10043   SH         Sole                                NONE
THOMSON REUTERS CORP          COM              884903105       248       6323   SH         Sole                                NONE
TITAN INTL INC ILL            COM              88830M102       628      23610   SH         Sole                                NONE
VALASSIS COMMUNICATIONS INC   COM              918866104       416      14268   SH         Sole                                NONE
VIACOM INC NEW                CL A             92553P102        27        510   SH         Sole                                NONE
VIACOM INC NEW                CL B             92553P201      1481      31836   SH         Sole                                NONE
VIASAT INC                    COM              92552V100       178       4456   SH         Sole                                NONE